1933 Act File No. 33-27178
                                                      1940 Act File No. 811-5772

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
                                                                    ------

      Pre-Effective Amendment No.         .........................

      Post-Effective Amendment No. __18___.........................   X
                                     --                             ------

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       ------

      Amendment No. ___13____ .........................................   X
                       --    -                                          ------

                       TRUST FOR GOVERNMENT CASH RESERVES

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on January 31, 1999 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
    on                  pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii) on ________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                            Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037


PROSPECTUS

Trust for Government Cash Reserves


A money market mutual fund investing only in a portfolio of U.S. government securities maturing in 13 months or less.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.


CONTENTS
Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     4
What are the Specific Risks of Investing in the Fund?            5
What do Shares Cost?                                             5
How is the Fund Sold?                                            5
How to Purchase Shares                                           5
How to Redeem Shares                                             7
Account and Share Information                                    8
Who Manages the Fund?                                            9
Financial Information                                           10
Report of Independent Public Accountants                        18


JANUARY 31, 1999

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is high current income consistent with the stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a portfolio of U.S. Treasury and government agency securities that pay interest that is exempt from state personal income tax. The dollar- weighted average maturity of the Fund's portfolio will be 60 days or less; no portfolio security will have a maturity of more than 13 months.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money investing in the Fund. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table

[GRAPHIC REPRESENTATION OMITTED. SEE APPENDIX A.]

The bar chart shows the variability of the Fund's actual total return on a yearly basis.

The Fund's Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's highest quarterly return was 1.94% (quarter ended June 30, 1990). Its lowest quarterly return was 0.70% (quarters ended March 31, 1993 and June 30, 1993).

The Fund's Seven-Day Net Yield as of 12/31/98 was 4.71%.

Average Annual Total Return


Calendar Period                                            Fund
1 Year                                                       5.11%
5 Years                                                      4.98%
Start of Performance/1/                                      5.26%


/1/  The Funds start of performance date was March 30, 1989.

Investors may call the Fund to acquire the current Seven-Day Net Yield by calling 1-800-341-7400.

While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


What are the Fund's Fees and Expenses?

TRUST FOR GOVERNMENT CASH RESERVES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                         None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)    None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                           None
Exchange Fee                                                                                                                 None
Annual Fund Operating Expenses (Before Waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee/2/                                                                                                           0.40%
Distribution (12b-1) Fee                                                                                                    None
Shareholder Services Fee/3/                                                                                                 0.25%
Other Expenses                                                                                                              0.12%
Total Annual Fund Operating Expenses                                                                                        0.77%

/1/ Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ending November30,1998.

Waiver of Fund Expenses                                                                                                      0.31%
Total Actual Annual Fund Operating Expenses (after waivers)                                                                  0.46%

/2/ The adviser voluntary waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.29% for the year ended November 30, 1998.
/3/ The shareholder services fee for the Fund has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.05% for the fiscal year ended November 30, 1998.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                1 Year   3 Years   5 Years   10 Years
                  $79      $246      $428       $954

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of U.S. Treasury and government agency securities that pay interest that is exempt from state personal income tax. Portfolio securities will have a maturity of 397 days or less. However, in an effort to qualify for the highest rating for money market funds issued by a nationally recognized rating service, the Fund intends to limit the dollar-weighted average maturity of its portfolio to 60 days or less.

  The adviser targets a dollar-weighted average portfolio maturity range for the Fund based upon its interest rate outlook. The adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

 . current U.S. economic activity and the outlook for future activity, . current short-term interest rates, and . recent actions by the Federal Reserve Board regarding short-term interest rates and market expectations regarding future actions.

The adviser generally shortens the portfolio's dollar- weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The adviser selects securities used to lengthen or shorten the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

What are the Principal Securities in Which the Fund Invests?

U.S. Treasury and government agency securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. The Fund invests primarily in the following types of U.S. government securities.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

What are the Specific Risks of Investing in the Fund?

Although there are many factors which may effect an investment in the Fund, the principal risks of investing in a U.S. government money market fund are described below.

MARKET RISK

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

  Interest rate changes have a greater affect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV).

  The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 1:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

  An account may be opened with a smaller minimum amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to higher or lower minimum investment requirements than those imposed by the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's distributor markets the Shares described in this prospectus to institutional investors, such as banks, fiduciaries, custodians of public funds, and similar institutional investors, such as corporations, unions, hospitals, insurance companies, and municipalities. The Fund may not be a suitable investment for retirement plans. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before 2:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 2:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account
   Form; and
 .  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire
Send your wire to:
 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE

 Wire Order Number, Dealer Number, or
 Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and Shares begin earning dividends the next day.

BY AUTOMATIC INVESTMENTS

You may establish an account with your financial institution to automatically purchase Shares on pre- determined dates or when your bank account reaches a certain level. Under this program, participating financial institutions are responsible for prompt transmission of orders and may charge you for this service. You should read this prospectus along with your financial institution's agreement or materials describing this service.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.


How to Redeem Shares

You should redeem Shares:

 .  through an investment professional if you purchased Shares through an investment professional; or
 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional. Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

  If you call before 2:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

  If you call after 2:00 p.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without the day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail
You may redeem Shares by mailing a written request to the Fund.

  Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:
 .  Fund Name and Share Class, account number and account registration;
 .  amount to be redeemed; and
 .  signatures of all Shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 .  your redemption will be sent to an address other than the address of record;
 .  your redemption will be sent to an address of record that was changed within the last thirty days; or
 .  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:


 .  an electronic transfer to your account at a financial institution that is an
   ACH member; or
 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;
 . during periods of market volatility; or . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues Share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT STATEMENTS

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

  The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

  The Fund will limit its investments to those which, if owned directly, pay interest exempt from state personal income tax. However, under the laws of some states, the net investment income distributed by the Fund may be taxable to shareholders.

  Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Research. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

  The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund Share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

  This information has been audited by Arthur Andersen LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 18.


Year Ended November 30                                1998           1997              1996              1995             1994
Net Asset Value, Beginning of Period                  $   1.00       $   1.00          $   1.00          $   1.00         $   1.00
Income from Investment Operations:
Net investment income                                     0.05           0.05              0.05              0.05             0.04
Less Distributions:
Distributions from net investment income                 (0.05)         (0.05)            (0.05)            (0.05)           (0.04)
Net Asset Value, End of Period                        $   1.00       $   1.00          $   1.00          $   1.00         $   1.00
Total Return/1/                                           5.16%          5.15%             5.08%             5.60%            3.74%

Ratios to Average Net Assets:
Expenses                                                  0.46%          0.46%             0.46%             0.45%            0.45%
Net investment income                                     5.06%          5.02%             4.99%             5.45%            3.68%
Expense waiver/reimbursement/2/                           0.31%          0.31%             0.32%             0.32%            0.10%
Supplemental Data:
Net assets, end of period (000 omitted)               $535,007       $562,704          $599,550          $739,553         $978,691

/1/ Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
/2/ This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

Portfolio of Investments

NOVEMBER 30, 1998


Principal Amount                                                                                                Value
                                                 GOVERNMENT AGENCIES--102.2%
110,342,000       /1/  Federal Farm Credit System Discount Notes, 4.690% - 5.170%, 12/7/1998 - 8/5/1999      $ 109,651,855
25,000,000        /2/  Federal Farm Credit System Floating Rate Notes, 4.820% - 5.354%, 12/24/1998 -            24,989,332
                       3/1/1999
9,000,000              Federal Farm Credit System, 5.500% - 5.550%, 4/1/1999 - 6/1/1999                          9,016,317
199,861,000       /1/  Federal Home Loan Bank System Discount Notes, 4.610% - 5.365%, 12/1/1998 -              198,565,055
                       5/26/1999
102,000,000       /2/  Federal Home Loan Bank System Floating Rate Notes, 4.780% - 5.458%, 12/2/1998 -         101,969,773
                       3/1/1999
9,500,000              Federal Home Loan Bank System, 5.000% - 5.705%, 5/5/1999 - 10/27/1999                     9,498,030
22,000,000        /1/  Student Loan Marketing Association Discount Notes, 4.770% - 5.150%, 12/1/1998 -          21,990,063
                       12/16/1998
30,000,000        /2/  Student Loan Marketing Association Floating Rate Notes, 4.770% - 5.260%, 12/2/1998       29,993,354
                       - 1/4/1999
27,000,000             Student Loan Marketing Association Master Notes, 5.210%, 12/8/1998                       27,000,000
14,300,000             Student Loan Marketing Association, 5.400% - 5.583%, 2/10/1999 - 9/16/1999               14,298,355
                         TOTAL GOVERNMENT AGENCIES                                                           $ 546,972,134
                         TOTAL INVESTMENTS (AT AMORTIZED COST)/3/                                            $ 546,972,134

/1/  Rates note reflect the effective yield.
/2/ Denotes variable rate securities which show current rate and next demand date.
/3/  Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($535,006,516) at November 30, 1998.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

NOVEMBER 30, 1998


Assets:
Total investments in securities, at amortized cost and value                                             $  546,972,134
Cash                                                                                                            969,233
Income receivable                                                                                             1,834,359
 TOTAL ASSETS                                                                                               549,775,726
Liabilities:
Payable for investments purchased                                                         $ 12,990,948
Income distribution payable                                                                  1,718,826
Accrued expenses                                                                                59,436
 TOTAL LIABILITIES                                                                                           14,769,210
Net Assets for 535,006,516 shares outstanding                                                            $  535,006,516
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$535,006,516 / 535,006,516 shares outstanding                                                                     $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED NOVEMBER 30, 1998


Investment Income:
Interest                                                                                                      $ 30,423,637
Expenses:
Investment advisory fee                                                                     $  2,210,660
Administrative personnel and services fee                                                        416,709
Custodian fees                                                                                    34,062
Transfer and dividend disbursing agent fees and expenses                                          13,007
Directors'/Trustees' fees                                                                         13,719
Auditing fees                                                                                     13,303
Legal fees                                                                                         6,281
Portfolio accounting fees                                                                         96,616
Shareholder services fee                                                                       1,381,676
Share registration costs                                                                          20,236
Printing and postage                                                                               8,225
Insurance premiums                                                                                 5,425
Miscellaneous                                                                                     14,230
 TOTAL EXPENSES                                                                                4,234,149
Waivers:
Waiver of investment advisory fee                                         $   (595,406)
Waiver of shareholder services fee                                          (1,105,341)
 TOTAL WAIVERS                                                                                (1,700,747)
Net expenses                                                                                                     2,533,402
Net investment income                                                                                         $ 27,890,235

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


Year Ended November 30                                                                    1998                  1997
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                                              $     27,890,235      $     32,056,703
Distributions to Shareholders:
Distributions from net investment income                                                (27,890,235)          (32,056,703)
Share Transactions:
Proceeds from sale of shares                                                          1,501,544,374         2,284,291,335
Net asset value of shares issued to shareholders in payment of distributions              3,374,747             3,196,694
 declared
Cost of shares redeemed                                                              (1,532,616,817)       (2,324,334,027)
Change in net assets resulting from share transactions                                  (27,697,696)          (36,845,998)
Change in net assets                                                                    (27,697,696)          (36,845,998)
Net Assets:
Beginning of period                                                                     562,704,212           599,550,210
End of period                                                                      $    535,006,516      $    562,704,212

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 1998

ORGANIZATION

Trust for Government Cash Reserves (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end, management investment company. The investment objective of the Trust is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations
The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

When-Issued and Delayed Delivery Transactions

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1998, capital paid-in aggregated $535,006,516.

 Transactions in shares were as follows:

Year Ended November 30                                                                          1998               1997
Shares sold                                                                                 1,501,544,374      2,284,291,335
Shares issued to shareholders in payment of distributions declared                              3,374,747          3,196,694
Shares redeemed                                                                            (1,532,616,817)    (2,324,334,027)
 NET CHANGE RESULTING FROM SHARE TRANSACTIONS                                                 (27,697,696)       (36,845,998)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee

Federated Research, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of- pocket expenses.

General
Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

Report of Independent Public Accountants

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF

TRUST FOR GOVERNMENT CASH RESERVES:

We have audited the accompanying statement of assets and liabilities of Trust for Government Cash Reserves (a Massachusetts business trust), including the schedule of portfolio investments, as of November 30, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Trust for Government Cash Reserves as of November 30, 1998 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                               ARTHUR ANDERSEN LLP
Boston, Massachusetts
January 15, 1999


Trust for Government Cash Reserves

JANUARY 31, 1999

A Statement of Additional Information (SAI) dated January 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's semi-annual reports to shareholders as they become available. To obtain the SAI, semi-annual report and other information without charge, call your investment professional or the Fund at 1- 800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-5772


Cusip 89833H108

9022103A (1/99)




Statement of Additional Information



TRUST FOR GOVERNMENT CASH RESERVES

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Trust for Government Cash Reserves
(Fund), dated January 31, 1999. Obtain the prospectus without charge by calling 1-800-341-7400.





January 31, 1999







Contents
How is the Fund Organized?                                           1
Securities in Which the Fund Invests                                 1
How is the Fund Sold?                                                4
Subaccounting Services                                               4
Redemption in Kind                                                   4
Massachusetts Partnership Law                                        5
Account and Share Information                                        5
Tax Information                                                      5
Who Manages and Provides Services to the Fund?                       6
How Does the Fund Measure Performance?                              10
Who is Federated Investors, Inc.?                                   12
Addresses                                                           14


Cusip 89833H108

9022103B (1/99)

15


HOW IS THE FUND ORGANIZED?

The Fund is a diversified, open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 26, 1989.


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES
Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields. The following describes the types of fixed income securities in which the Fund invests.

Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks.

Agency Securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities.

 Zero Coupon Securities

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the market risks of a zero coupon security.

     There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped U.S. Treasury zero coupon securities.

Special Transactions
     When Issued Transactions

     When issued transactions are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create market risks for the Fund. When issued transactions also involve credit risks in the event of a counterparty default.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT LIMITATIONS

Selling Short and Buying on Margin

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.


Issuing Senior Securities and Borrowing Money

The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money except as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.


Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.


Lending Cash or Securities
The Fund will not lend any of its assets, except that it may purchase or hold U.S. government securities, permitted by its investment objective, policies, and limitations.


Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.


Investing in Real Estate
The Fund will not purchase or sell real estate.


Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


Concentration of Investments

The Fund will not invest 25% or more of the value of its total assets in any one industry. However, the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. The U.S. government is not considered to be an industry.


Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.


The above limitations cannot be changed unless authorized by the vote of a majority of its outstanding voting securities. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid Securities

The Fund will not invest more than 10% of the value of its net assets in illiquid securities.


Investing for Control

The Fund will not invest in securities of a company for the purpose of exercising control or management.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.


Regulatory Compliance

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES

The  Trustees  have decided  that the best method for  determining  the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment
Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the dollar-weighted average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.


SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses of qualified employees to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases shares, the investment professional may receive:


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares of all series entitled to vote.

As of January 6, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: NMF & Co., Nutter McClennen & Fish, Boston, MA, owned 19.10% of the Fund; Saxon & Co., Lester, PA, owned 12.72% of the Fund; Acadia & Co., Boston, MA, owned 5.73% of the Fund; Publix Super Market, Lakeland, FL, owned 5.47% of the Fund; and Fiduciary Trust Co. International, New York, NY, owned 5.26% of the Fund.


TAX INFORMATION


FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF TRUSTEES The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Fund, principal occupations for the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex includes 56 investment companies whose investment adviser is affiliated with the Fund's Adviser.

As of January 6, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




Name
Birthdate                                                                                                         Total
Address                                                                                    Aggregate           Compensation From
Position With Trust               Principal Occupations                                    Compensation        Trust and Fund
                                  for Past 5 Years                                         From Trust          Complex
John F. Donahue*+                 Chief Executive Officer and Director or Trustee of the             $0     $0 for the
Birthdate: July 28, 1924          Federated Fund Complex; Chairman and Director,                            Trust and
Federated Investors Tower         Federated Investors, Inc.; Chairman and Trustee,                          54 other investment
1001 Liberty Avenue               Federated Advisers, Federated Management, and                             companies
Pittsburgh, PA                    Federated Research; Chairman and Director, Federated                      in the Fund Complex
CHAIRMAN AND TRUSTEE              Research Corp., and Federated Global Research Corp.;
                                  Chairman, Passport Research, Ltd.
Thomas G. Bigley                  Director or Trustee of the Federated Fund Complex;          $1,410.00     $125,264.48 for the
Birthdate: February 3, 1934       Director, Member of Executive Committee, Children's                       Trust and
15 Old Timber Trail               Hospital of Pittsburgh; formerly: Senior Partner,                         54 other investment
Pittsburgh, PA                    Ernst & Young LLP; Director, MED 3000 Group, Inc.;                        companies
TRUSTEE                           Director, Member of Executive Committee, University of                    in the Fund Complex
                                  Pittsburgh.

John T. Conroy, Jr.               Director or Trustee of the Federated Fund Complex;          $1,551.24     $125.264.48 for the
Birthdate: June 23, 1937          President, Investment Properties Corporation; Senior                      Trust and
Wood/IPC Commercial Dept.         Vice President, John R. Wood and Associates, Inc.,                        54 other investment
John R. Wood Associates, Inc.     Realtors; Partner or Trustee in private real estate                       companies
Realtors                          ventures in Southwest Florida; formerly: President,                       in the Fund Complex
3255 Tamiami Trial North          Naples Property Management, Inc. and Northgate Village
Naples, FL                        Development Corporation.
TRUSTEE

William J. Copeland               Director or Trustee of the Federated Fund Complex;          $1,551.24     $125.264.48 for the
Birthdate: July 4, 1918           Director and Member of the Executive Committee,                           Trust and
One PNC Plaza-23rd Floor          Michael Baker, Inc.; formerly: Vice Chairman and                          54 other investment
Pittsburgh, PA                    Director, PNC Bank, N.A., and PNC Bank Corp.;                             companies
TRUSTEE                           Director, Ryan Homes, Inc.                                                in the Fund Complex

                                  Retired: Director, United Refinery; Director, Forbes
                                  Fund; Chairman, Pittsburgh Foundation; Chairman,
                                  Pittsburgh Civic Light Opera.
James E. Dowd, Esq.               Director or Trustee of the Federated Fund Complex;          $1,551.24     $125,264.48 for the
Birthdate: May 18, 1922           Attorney-at-law; Director, The Emerging Germany Fund,                     Trust and
571 Hayward Mill Road             Inc.                                                                      54 other investment
Concord, MA                                                                                                 companies
TRUSTEE                           Retired: President, Boston Stock Exchange, Inc.;                          in the Fund Complex
                                  Regional Administrator, United States Securities and
                                  Exchange Commission.
Lawrence D. Ellis, M.D.*          Director or Trustee of the Federated Fund Complex;          $1,410.00     $113,860.22 for the
Birthdate: October 11, 1932       Professor of Medicine, University of Pittsburgh;                          Trust and
3471 Fifth Avenue                 Medical Director, University of Pittsburgh Medical                        54 other investment
Suite 1111                        Center - Downtown; Hematologist, Oncologist, and                          companies
Pittsburgh, PA                    Internist, University of Pittsburgh Medical Center;                       in the Fund Complex
TRUSTEE                           Member, National Board of Trustees, Leukemia Society
                                  of America.
Edward L. Flaherty, Jr., Esq.     Director or Trustee of the Federated Fund Complex;          $1,551.24     $125,264.48 for the
#                                 Attorney, of Counsel, Miller, Ament, Henny & Kochuba;                     Trust and
Birthdate: June 18, 1924          Director Emeritus, Eat'N Park Restaurants, Inc.;                          54 other investment
Miller, Ament, Henny & Kochuba    formerly: Counsel, Horizon Financial, F.A., Western                       companies
205 Ross Street                   Region; Partner, Meyer and Flaherty.                                      in the Fund Complex
Pittsburgh, PA
TRUSTEE

Peter E. Madden                   Director or Trustee of the Federated Fund Complex;          $1,410.00     $125,264.48 for the
Birthdate: March 16, 1942         formerly: Representative, Commonwealth of                                 Trust and
One Royal Palm Way                Massachusetts General Court; President, State Street                      54 other investment
100 Royal Palm Way                Bank and Trust Company and State Street Corporation.                      companies
Palm Beach, FL                                                                                              in the Fund Complex
TRUSTEE                           Retired: Director, VISA USA and VISA International;
                                  Chairman and Director, Massachusetts Bankers
                                  Association; Director, Depository Trust Corporation.

John E. Murray, Jr., J.D.,        Director or Trustee of the Federated Fund Complex;          $1,410.00     $125,264.48 for the
S.J.D.                            President, Law Professor, Duquesne University;                            Trust and
Birthdate: December 20, 1932      Consulting Partner, Mollica & Murray.                                     54 other investment
President, Duquesne University                                                                              companies
Pittsburgh, PA                    Retired: Dean and Professor of Law, University of                         in the Fund Complex
TRUSTEE                           Pittsburgh School of Law; Dean and Professor of Law,
                                  Villanova University School of Law.

Wesley W. Posvar                  Director or Trustee of the Federated Fund Complex;          $1,410.00     $125,264.48 for the
Birthdate: September 14, 1925     President, World Society of Ekistics (metropolitan                        Trust and
1202 Cathedral of Learning        planning), Athens; Professor, International Politics;                     54 other investment
University of Pittsburgh          Management Consultant; Trustee, Carnegie Endowment for                    companies
Pittsburgh, PA                    International Peace, RAND Corporation, Online Computer                    in the Fund Complex
TRUSTEE                           Library Center, Inc., National Defense University and
                                  U.S. Space Foundation; President Emeritus, University
                                  of Pittsburgh; Founding Chairman, National Advisory
                                  Council for Environmental Policy and Technology,
                                  Federal Emergency Management Advisory Board; Trustee,
                                  Czech Management Center, Prague.
                                  Retired: Professor, United States Military Academy;
                                  Professor, United States Air Force Academy.

Marjorie P. Smuts                 Director or Trustee of the Federated Fund Complex;          $1,410.00     $125,264.48 for the
Birthdate: June 21, 1935          Public Relations/Marketing/Conference Planning.                           Trust and
4905 Bayard Street                                                                                          54 other investment
Pittsburgh, PA                    Retired: National Spokesperson, Aluminum Company of                       companies
TRUSTEE                           America; business owner.                                                  in the Fund Complex

Glen R. Johnson*                  Trustee, Federated Investors, Inc.; staff member,                  $0     $0 for the
Birthdate: May 2, 1929            Federated Securities Corp.                                                Trust and
Federated Investors Tower                                                                                   8 other investment
1001 Liberty Avenue                                                                                         companies
Pittsburgh, PA                                                                                              in the Fund Complex
PRESIDENT AND TRUSTEE

J. Christopher Donahue+           President or Executive Vice President of the Federated             $0     $0 for the
Birthdate: April 11, 1949         Fund Complex; Director or Trustee of some of the Funds                    Trust and
Federated Investors Tower         in the Federated Fund Complex; President and Director,                    18 other investment
1001 Liberty Avenue               Federated Investors, Inc.; President and Trustee,                         companies
Pittsburgh, PA                    Federated Advisers, Federated Management, and                             in the Fund Complex
EXECUTIVE VICE PRESIDENT          Federated Research; President and Director, Federated
                                  Research Corp. and Federated Global Research Corp.;
                                  President, Passport Research, Ltd.; Trustee, Federated
                                  Shareholder Services Company; Director, Federated
                                  Services Company.




Edward C. Gonzales                Trustee or Director of some of the Funds in the                    $0     $0 for the
Birthdate: October 22, 1930       Federated Fund Complex; President, Executive Vice                         Trust and
Federated Investors Tower         President and Treasurer of some of the Funds in the                       1 other investment
1001 Liberty Avenue               Federated Fund Complex; Vice Chairman, Federated                          companies
Pittsburgh, PA                    Investors, Inc.; Vice President, Federated Advisers,                      in the Fund Complex
EXECUTIVE VICE PRESIDENT          Federated Management, Federated Research, Federated
                                  Research Corp., Federated Global Research Corp. and
                                  Passport Research, Ltd.; Executive Vice President and
                                  Director, Federated Securities Corp.; Trustee,
                                  Federated Shareholder Services Company.
John W. McGonigle                 Executive Vice President and Secretary of the                      $0     $0 for the
Birthdate: October 26, 1938       Federated Fund Complex; Executive Vice President,                         Trust and
Federated Investors Tower         Secretary, and Director, Federated Investors, Inc.;                       54 other investment
1001 Liberty Avenue               Trustee, Federated Advisers, Federated Management, and                    companies
Pittsburgh, PA                    Federated Research; Director, Federated Research Corp.                    in the Fund Complex
EXECUTIVE VICE PRESIDENT AND      and Federated Global Research Corp.; Director,
SECRETARY                         Federated Services Company; Director, Federated
                                  Securities Corp.
Richard J. Thomas                 Treasurer of the Federated Fund Complex; Vice                      $0     $0 for the
Birthdate:  June 17, 1954         President - Funds Financial Services Division,                            Trust and
Federated Investors Tower         Federated Investors, Inc.; Formerly: various                              54 other investment
1001 Liberty Avenue               management positions within Funds Financial Services                      companies
Pittsburgh, PA                    Division of Federated Investors, Inc.                                     in the Fund Complex
TREASURER

Richard B. Fisher                 President or Vice President of some of the Funds in                $0     $0 for the
Birthdate: May 17, 1923           the Federated Fund Complex; Director or Trustee of                        Trust and
Federated Investors Tower         some of the Funds in the Federated Fund Complex;                          6 other investment
1001 Liberty Avenue               Executive Vice President, Federated Investors, Inc.;                      companies
Pittsburgh, PA                    Chairman and Director, Federated Securities Corp.                         in the Fund Complex
VICE PRESIDENT

William D. Dawson, III            Chief Investment Officer of this Fund and various                  $0     $0 for the
Birthdate: March 3, 1949          other Funds in the Federated Fund Complex; Executive                      Trust and
Federated Investors Tower         Vice President, Federated Investment Counseling,                          41 other investment
1001 Liberty Avenue               Federated Global Research Corp., Federated Advisers,                      companies
Pittsburgh, PA                    Federated Management, Federated Research, and Passport                    in the Fund Complex
CHIEF INVESTMENT OFFICER          Research, Ltd.; Registered Representative, Federated
                                  Securities Corp.; Portfolio Manager, Federated
                                  Administrative Services; Vice President, Federated
                                  Investors, Inc.; Formerly: Executive Vice President
                                  and Senior Vice President, Federated Investment
                                  Counseling Institutional Portfolio Management Services
                                  Division; Senior Vice President, Federated Research
                                  Corp., Federated Advisers, Federated Management,
                                  Federated Research, and Passport Research, Ltd.
Susan R. Hill                      Susan R. Hill is Vice President of the Trust.  Ms.                $0     $0 for the
Birthdate:  June 20, 1963          Hill joined Federated Investors in 1990 and has been                     Trust and
Federated Investors Tower          a Portfolio Manager and a Vice President of the                          9 other investment
1001 Liberty Avenue                Fund's investment adviser since January 1997.  Ms.                       companies
Pittsburgh, PA                     Hill was a Portfolio Manager and an Assistant Vice                       in the Fund Complex
VICE PRESIDENT                     President of the investment adviser from 1994 until
                                   1996. Ms. Hill is a Chartered Financial Analyst and
                                   received an M.S. in Industrial Administration from
                                   Carnegie Mellon University.


+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.


Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:



Maximum Administrative Fee             Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES

For the Year ended November 30                   1998         1997         1996
Advisory Fee Earned                        $2,210,660   $2,555,772   $2,436,831
Advisory Fee Reduction                       $595,406     $675,932     $748,431
Brokerage Commissions                              $0           $0           $0
Administrative Fee                           $416,709     $482,402     $460,540
Shareholder Services Fee                     $276,335           --           --

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; dollar-weighted average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns given for the one-, five- and since inception periods ended November 30, 1998.

Yield, and Effective Yield given for the 7-day period ended November 30, 1998.



                            7-Day Period          1 Year                  5 Years               Since Inception
                                                                                                on March 30, 1989
Total Return                   --                   5.16                    4.94                     5.27
Yield                           4.71               --                      --                       --
Effective Yield                 4.82               --                      --                       --


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned form the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return, raising, the sum to the 365/7th power; and subtracting 1 from the result.

To the extent investment professional and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper Analytical Services, Inc.
Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.


IBC/Donoghue's Money Fund Report
Publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.


Money
A monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


Salomon 30-Day Treasury Bill Index
A weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.


Discount Corporation of New York 30-day Federal Agencies
A weekly quote of the average daily offering price for selected federated agency issues maturing in 30 days.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is the fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


FEDERATED FUNDS OVERVIEW

Municipal Funds

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds

In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income - William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

trust for Government Cash Reserves

Federated Investors Fund
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Research
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants
Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812




PART C.         OTHER INFORMATION.

Item 23.          Exhibits:
I.       Conformed copy of Declaration of Trust of the Registrant; (1)
II.      (i)               Copy of By-Laws of the Registrant; (1)
A.       Amendment No. 1 to the By-Laws of the Registrant; (8)
B.       Amendment No. 2 to the By-Laws of the Registrant; (8)
C.       Amendment No. 3 to the By-Laws of the Registrant; (8)
D.       Amendment No. 4 to the By-Laws of the Registrant; (8)
III. Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (2)
IV.      Conformed copy of Investment Advisory Contract of the Registrant; (4)
V.       (i)               Copy of Distributor's Contract of the Registrant; (1)
A.       The Registrant hereby incorporates by reference the conformed copy of the specimen Mutual Funds Sales and Service Agreement;
              Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the
              Cash Trust Series II Registration Statement on Form N-1A,
              filed with the Commission on July 24, 1995.
              (File Nos. 33-38550 and 811-6269);
VI.      Not applicable;
VII.     (i)     Conformed copy of Custodian Contract of the Registrant; (5)
A.       Conformed copy of Custodian Fee Schedule; (7)
VIII.    (i) Conformed copy of Amended & Restated Agreement for Fund Accounting
             Services, Administrative Services,
             Transfer Agency Services, and Custody Services Procurement; (8)
A.       Conformed copy of Amended and Restated Shareholder Services Agreement;
         (7)
B. The responses described in Item 23(e)(ii) are hereby incorporated by reference;
IX. Copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)
X.       Conformed Copy of Consent of Independent Public Accountants; +
XI.      Not applicable;
XII.     Conformed copy of Initial Capital Understanding; (2)
XIII.    Not applicable;

 +       All exhibits have been filed electronically.

1.   Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement on Form N-1A filed on February 23, 1989. (File Nos. 811-5772 and 33-27178.)

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed on March 23, 1989. (File Nos. 811-5772 and 33-27178.)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed November 22, 1989. (File Nos. 811-5772 and 33-27178)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed January 24, 1995. (File Nos. 811-5772 and 33-27178)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed January 27, 1998. (File Nos. 811-5772 and 33-27178)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed November 25, 1998. (File Nos. 811-5772 and 33-27178)

9.

I.

I.       Copy of Financial Data Schedule; +
II.      Not applicable
III.     (i)               Conformed copy of Power of Attorney; +
  (ii) Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; +
  (iii)    Conformed copy of Power of Attorney of Treasurer of the Registrant; +

Item 24. Persons Controlled by or Under Common Control with the Fund:

                  No persons are controlled by the Fund.

Item 25. Indemnification:  (3)

Item 26.          Business and Other Connections of the Investment Adviser:

          For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107
          W. Market Street, Georgetown, Delaware 19947.

                  The remaining Officers of the investment adviser are:

                  Executive Vice Presidents:         William D. Dawson, III
                                                     Henry A. Frantzen
                                                     J. Thomas Madden

                  Senior Vice Presidents:            Joseph M. Balestrino
                                                     Drew J. Collins
                                                     Jonathan C. Conley
                                                     Deborah A. Cunningham
                                                     Mark E. Durbiano
                                                     Sandra L. McInerney
                                                     Susan M. Nason
                                                     Mary Jo Ochson
                                                     Robert J. Ostrowski













 +       All exhibits have been filed electronically.

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 26, 1989. (File No. 811-5772 and 33-27178)

                  Vice Presidents:                 Todd A. Abraham
                                                   J. Scott Albrecht
                                                   Arthur J. Barry
                                                   Randall S. Bauer
                                                   David A. Briggs
                                                   Micheal W. Casey
                                                   Kenneth J. Cody
                                                   Alexandre de Bethmann
                                                   Michael P. Donnelly
                                                   Linda A. Duessel
                                                   Donald T. Ellenberger
                                                   Kathleen M. Foody-Malus
                                                   Thomas M. Franks
                                                   Edward C. Gonzales
                                                   James E. Grefenstette
                                                   Marc Halperin
                                                   Susan R. Hill
                                                   Stephen A. Keen
                                                   Robert K. Kinsey
                                                   Robert M. Kowit
                                                   Jeff A. Kozemchak
                                                   Richard J. Lazarchic
                                                   Steven Lehman
                                                   Marian R. Marinack
                                                   Keith J. Sabol
                                                   Frank Semack
                                                   Aash M. Shah
                                                   Christopher Smith
                                                   Tracy P. Stouffer
                                                   Edward J. Tiedge
                                                   Paige M. Wilhelm
                                                   Jolanta M. Wysocka

                  Assistant Vice Presidents:       Nancy J. Belz
                                                   Robert E. Cauley
                                                   Lee R. Cunningham, II
                                                   B. Anthony Delserone, Jr.
                                                   Paul S. Drotch
                                                   Salvatore A. Esposito
                                                   Donna M. Fabiano
                                                   Gary E. Farwell
                                                   John T. Gentry
                                                   William R. Jamison
                                                   Constantine Kartsonsas
                                                   John C. Kerber
                                                   Grant K. McKay
                                                   Natalie F. Metz
                                                   Joseph M. Natoli
                                                   John Sheehy
                                                   Michael W. Sirianni
                                                   Leonardo A. Vila
                                                   Lori A. Wolff

                  Secretary:                       Stephen A. Keen

                  Treasurer:                       Thomas R. Donahue

                  Assistant Secretaries:           Thomas R. Donahue
                                                   Richard B. Fisher
                                                   Christine M. Newcamp

                  Assistant Treasurer:             Richard B. Fisher

     The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.          Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Fund, acts as principal underwriter for the following open-end investment companies:

     Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
     Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Peachtree Funds; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




         (b)

              (1)                                         (2)                                   (3)
         Name and Principal                     Positions and Offices                     Positions and Offices
    Business Address              With Distributor                                With Fund

Richard B. Fisher                          Director, Chairman, Chief                        Vice President
Federated Investors Tower                  Executive Officer, Chief
1001 Liberty Avenue                        Operating Officer, Asst.
Pittsburgh, PA 15222-3779                  Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice                         Executive Vice
Federated Investors Tower                  President,                                         President
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary                          --
Federated Investors Tower                  and Assistant Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
         Name and Principal                     Positions and Offices                     Positions and Offices
    Business Address              With Distributor                                With Fund

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
         Name and Principal                     Positions and Offices                     Positions and Offices
    Business Address              With Distributor                                With Fund

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
         Name and Principal                     Positions and Offices                     Positions and Offices
    Business Address              With Distributor                                With Fund

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
         Name and Principal                     Positions and Offices                     Positions and Offices
    Business Address              With Distributor                                With Fund

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
         Name and Principal                     Positions and Offices                     Positions and Offices
    Business Address              With Distributor                                With Fund

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
         Name and Principal                     Positions and Offices                     Positions and Offices
    Business Address              With Distributor                                With Fund

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                          Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross Assistant Secretary,        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (c)      Not applicable.

Item 28.          Location of Accounts and Records:

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:





Trust for Government Cash Reserves                            Federated Investors Tower
                                                              1001 Liberty Avenue
                                                              Pittsburgh, PA 15222-3779
        (Notices should be sent to the     Agent for Service at above address)

Federated Shareholder Services Company                        Federated Investors Tower
("Transfer Agent and Dividend                                 1001 Liberty Avenue
Disbursing Agent)                                             Pittsburgh, PA 15222-3779

Federated Services Company                                    Federated Investors Tower
("Administrator")                                             1001 Liberty Avenue
                                                              Pittsburgh, PA 15222-3779

Federated Research                                            Federated Investors Tower
("Adviser")                                                   1001 Liberty Avenue
                                                              Pittsburgh, PA 15222-3779

State Street Bank and Trust Company                           P.O. Box 8600 Tower("Custodian")
                                                              Boston, MA 02266-8600

Item 29.          Management Services:  Not applicable.


Item 30.          Undertakings:
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     Registrant hereby undertakes to comply with the provisions of Section 16(c)
of the 1940 Act with  respect to the  removal  of  Trustees  and the  calling of special shareholder meetings by shareholders.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, TRUST FOR GOVERNMENT CASH RESERVES, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of January, 1999.

                       TRUST FOR GOVERNMENT CASH RESERVES

                           BY: /s/Matthew S. Hardin
                           Matthew S. Hardin, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           January 28, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


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

      NAME                                  TITLE                                       DATE

By:   /s/Matthew S. Hardin                  Attorney In Fact
      Matthew S. Hardin                     For the Persons                     January 28, 1999
      ASSISTANT SECRETARY                   Listed Below

      NAME                                  TITLE

John F. Donahue*                            Chairman and Trustee
                                            (Chief Executive Officer)

William D. Dawson, III*                     Chief Investment Officer

Glen R. Johnson*                            President and Trustee

J. Christopher Donahue*                     Executive Vice President
                                            and Trustee

Richard J. Thomas*                          Treasurer
                                            (Principal Financial and
                                            Accounting Officer)

Thomas G. Bigley*                           Trustee

Nicholas P. Constantakis*                   Trustee

John T. Conroy, Jr.*                        Trustee

William J. Copeland*                        Trustee

James E. Dowd, Esq.*                        Trustee

Lawrence D. Ellis, M.D.*                    Trustee

Edward L. Flaherty, Jr.,                    Trustee
  Esq.*

Peter E. Madden*                            Trustee

John E. Murray, Jr.,                        Trustee
  J.D., S.J.D.*

Wesley W. Posvar*                           Trustee

Marjorie P. Smuts*                          Trustee

* By Power of Attorney
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